Additional disclosure items G.2.2. Lease commitments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessee [line items]
Minimum operating lease payments recognised as expense	$ 155	$ 155	$ 159
Minimum lease payments payable under non-cancellable operating lease	800	759
Minimum finance lease payments payable	914	978
Finance lease liabilities	353	365
Interest expense on finance leases	92	65	48
1 year
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments payable under non-cancellable operating lease	127	130
Minimum finance lease payments payable	99	97
1 to 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments payable under non-cancellable operating lease	412	372
Minimum finance lease payments payable	400	404
Greater than 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments payable under non-cancellable operating lease	262	258
Minimum finance lease payments payable	415	477
Joint ventures
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments payable under non-cancellable operating lease	312	194	$ 210
Minimum finance lease payments payable	$ 1	$ 5